Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Non-Recourse Debt (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.95%
Interest rate	6.65%	6.65%
Notional amount	CAD 4,311.0	CAD 3,664.0
Borrowings	CAD 4,361.0	CAD 3,707.0
5.69% Non-Recourse Debenture due 2016 | Non-recourse debt
Disclosure of detailed information about borrowings [line items]
Interest rate	5.69%
Notional amount	CAD 27.0
Non-Recourse Bonds | Non-recourse debt
Disclosure of detailed information about borrowings [line items]
Redemption of noncurrent borrowings	10.0
Loss on early redemption of bonds	CAD 1.0
Non-Recourse Variable Rate Debt | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	2.95%
Non-Recourse Variable Rate Debt | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.36%
New Richmond | 3.963% Non-Recourse Bond due 2032 | Non-recourse debt
Disclosure of detailed information about borrowings [line items]
Interest rate	3.963%
Notional amount	CAD 159.0
Principal payment	4.0
Melancthon-Wolfe Wind | 3.834% Non-Recourse Bond due 2028 | Non-recourse debt
Disclosure of detailed information about borrowings [line items]
Principal payment	35.0
TAPC Holdings | Variable Rate Bond due 2030 | Non-recourse debt
Disclosure of detailed information about borrowings [line items]
Notional amount	CAD 202.5
TAPC Holdings | Variable Rate Bond due 2030 | Non-recourse debt | Canadian Dollar Offered Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.95%